Guarantees, Pledged Assets and Collateral (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Guarantees [Abstract]
Carrying value	$ 1,082	$ 1,606
Maximum exposure to loss, expires in one year or less	22,142	23,548
Maximum exposure to loss, expires in one year through three years	15,127	16,069
Maximum exposure to loss, expires in three years through five years	9,712	9,768
Maximum exposure to loss, expires after five years	12,903	12,215
Maximum exposure to loss	59,884	61,600
Pledged Assets
Trading assets and other	30,288	28,031
Investment securities	85,468	96,018
Loans	381,597	360,171
Total pledged assets	497,353	484,220
Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	17,635	19,443
Standby Letters of Credit [Member]
Guarantees [Abstract]
Carrying value	56	42
Maximum exposure to loss, expires in one year or less	16,907	19,463
Maximum exposure to loss, expires in one year through three years	11,628	11,782
Maximum exposure to loss, expires in three years through five years	5,308	6,531
Maximum exposure to loss, expires after five years	994	1,983
Maximum exposure to loss	34,837	39,759
Standby Letters of Credit [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	9,512	11,331
Securities lending and other indemnifications [Member]
Guarantees [Abstract]
Carrying value	0	0
Maximum exposure to loss, expires in one year or less	0	3
Maximum exposure to loss, expires in one year through three years	3	7
Maximum exposure to loss, expires in three years through five years	18	20
Maximum exposure to loss, expires after five years	3,199	2,511
Maximum exposure to loss	3,220	2,541
Securities lending and other indemnifications [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	25	118
Liquidity agreements [Member]
Guarantees [Abstract]
Carrying value	0	0
Maximum exposure to loss, expires in one year or less	0	0
Maximum exposure to loss, expires in one year through three years	0	0
Maximum exposure to loss, expires in three years through five years	0	0
Maximum exposure to loss, expires after five years	17	3
Maximum exposure to loss	17	3
Liquidity agreements [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	0	3
Written put options [Member]
Guarantees [Abstract]
Carrying value	907	1,427
Maximum exposure to loss, expires in one year or less	4,775	2,951
Maximum exposure to loss, expires in one year through three years	2,967	3,873
Maximum exposure to loss, expires in three years through five years	3,521	2,475
Maximum exposure to loss, expires after five years	2,725	2,575
Maximum exposure to loss	13,988	11,874
Written put options [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	4,311	3,953
Loans and MHFS sold with recourse [Member]
Guarantees [Abstract]
Carrying value	86	99
Maximum exposure to loss, expires in one year or less	116	443
Maximum exposure to loss, expires in one year through three years	418	357
Maximum exposure to loss, expires in three years through five years	849	647
Maximum exposure to loss, expires after five years	5,014	4,426
Maximum exposure to loss	6,397	5,873
Loans and MHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	3,674	3,905
Contingent consideration [Member]
Guarantees [Abstract]
Carrying value	30	35
Maximum exposure to loss, expires in one year or less	15	11
Maximum exposure to loss, expires in one year through three years	94	24
Maximum exposure to loss, expires in three years through five years	0	94
Maximum exposure to loss, expires after five years	0	0
Maximum exposure to loss	109	129
Contingent consideration [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	109	129
Guarantee Type, Other [Member]
Guarantees [Abstract]
Carrying value	3	3
Maximum exposure to loss, expires in one year or less	329	677
Maximum exposure to loss, expires in one year through three years	17	26
Maximum exposure to loss, expires in three years through five years	16	1
Maximum exposure to loss, expires after five years	954	717
Maximum exposure to loss	1,316	1,421
Guarantee Type, Other [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	$ 4	$ 4